UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1	SCHEDULE OF INVESTMENTS

HARRIS ASSOCIATES LARGE CAP VALUE FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 97.1% of Net Assets
	Aerospace & Defense — 0.9%
24,800	Boeing Company (The)	$1,422,280

	Air Freight & Logistics — 3.3%
63,200	FedEx Corp.	4,995,328

	Automotive — 1.6%
65,700	Harley-Davidson, Inc.(b)	2,450,610

	Beverages — 0.9%
11,000	Coca-Cola Co. (The)	581,680
11,100	Diageo PLC, Sponsored ADR	764,346

		1,346,026

	Capital Markets — 15.7%
222,400	Bank of New York Mellon Corp.	7,245,792
37,700	Franklin Resources, Inc.	3,322,501
112,500	Legg Mason, Inc.(b)	4,281,750
281,700	Merrill Lynch & Co., Inc.	7,127,010
95,600	Morgan Stanley	2,198,800

		24,175,853

	Chemicals — 2.1%
100,400	Dow Chemical Co. (The)	3,190,712

	Computers & Peripherals — 10.1%
426,800	Dell, Inc.(c)	7,033,664
184,000	Hewlett-Packard Co.	8,508,160

		15,541,824

	Consumer Finance — 8.4%
118,600	American Express Co.	4,201,998
103,000	Capital One Financial Corp.(b)	5,253,000
248,850	Discover Financial Services	3,439,107

		12,894,105

	Diversified Financial Services — 4.5%
149,500	JPMorgan Chase & Co.	6,981,650

	Electronic Equipment & Instruments — 0.5%
26,200	Tyco Electronics Ltd.	724,692

	Food & Staples Retailing — 2.9%
69,100	CVS Caremark Corp.	2,325,906
69,900	Walgreen Co.	2,164,104

		4,490,010

	Health Care Equipment & Supplies — 3.1%
96,500	Medtronic, Inc.	4,834,650

	Hotels, Restaurants & Leisure — 8.8%
226,500	Carnival Corp.	8,006,775
1,000	Marriott International, Inc., Class A	26,090
49,400	McDonald’s Corp.	3,047,980
89,300	Starwood Hotels & Resorts Worldwide, Inc.	2,512,902

		13,593,747

	Household Durables — 1.6%
44,000	Fortune Brands, Inc.(b)	2,523,840

	Media — 9.3%
109,600	Comcast Corp., Special Class A(b)	2,161,312
33,510	Liberty Media Corp. - Capital, Series A(c)	448,364
99,700	Omnicom Group, Inc.	3,844,432
193,000	Time Warner, Inc.	2,530,230
87,200	Viacom, Inc., Class B(c)	2,166,048
104,700	Walt Disney Co. (The)	3,213,243

		14,363,629

	Paper & Forest Products — 0.3%
7,000	Weyerhaeuser Co.	424,060

	Pharmaceuticals — 6.7%
91,700	GlaxoSmithKline PLC, Sponsored ADR	3,985,282
343,900	Schering-Plough Corp.	6,351,833

		10,337,115

	Road & Rail — 3.0%
65,700	Union Pacific Corp.	4,675,212

	Semiconductors & Semiconductor Equipment — 8.0%
497,200	Intel Corp.	9,312,556
141,700	Texas Instruments, Inc.	3,046,550

		12,359,106

	Specialty Retail — 4.3%
72,100	Best Buy Co., Inc.	2,703,750
112,700	Home Depot, Inc.	2,917,803
59,300	Limited Brands, Inc.(b)	1,027,076

		6,648,629

	Textiles, Apparel & Luxury Goods — 1.1%
25,900	NIKE, Inc., Class B	1,732,710

	Total Common Stocks (Identified Cost $167,321,281)	149,705,788

Shares/ Principal Amount
Short-Term Investments — 12.7%
13,847,644	State Street Navigator Securities Lending Prime Portfolio(d)	13,847,644
$5,794,120	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2008 at 1.300% to be repurchased at $5,794,329 on 10/01/2008, collateralized by $5,385,000 Federal National Mortgage Association, 5.625% due 7/15/2037 valued at $5,910,791, including accrued interest(e)	5,794,120

	Total Short-Term Investments (Identified Cost $19,641,764)	19,641,764

	Total Investments — 109.8% (Identified Cost $186,963,045)(a)	169,347,552
	Other assets less liabilities — (9.8)%	(15,160,348)

	Net Assets — 100%	$154,187,204

HARRIS ASSOCIATES LARGE CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2008, the net unrealized depreciation on investments based on a cost of $187,082,020 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$12,890,886
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(30,625,354)

Net unrealized depreciation	$(17,734,468)

At December 31, 2007, the Fund had a capital loss carryforward of approximately $62,835,270 of which $28,235,961 expires on December 31, 2009, $24,633,843 expires on December 31, 2010 and $9,965,466 expires on December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security was on loan to brokers at September 30, 2008. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2008 were $14,400,899 and $13,847,644, respectively. Subsequent to September 30, 2008, all open securities lending transactions were closed.
(c)	Non-income producing security.
(d)	Represents investment of securities lending collateral.

2

HARRIS ASSOCIATES LARGE CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$169,347,552
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$169,347,552

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Net Assets Summary at September 30, 2008 (Unaudited)

Capital Markets	15.7%
Computers & Peripherals	10.1
Media	9.3
Hotels, Restaurants & Leisure	8.8
Consumer Finance	8.4
Semiconductors & Semiconductor Equipment	8.0
Pharmaceuticals	6.7
Diversified Financial Services	4.5
Specialty Retail	4.3
Air Freight & Logistics	3.3
Health Care Equipment & Supplies	3.1
Road & Rail	3.0
Food & Staples Retailing	2.9
Chemicals	2.1
Other Investments, less than 2% each	6.9
Short Term Investments	12.7

Total Investments	109.8
Other assets and less liabilities	(9.8)

Net Assets	100.0%

3

DELAFIELD SELECT FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 97.7% of Net Assets
	Chemicals — 13.6%
20,000	Ashland, Inc.	$584,800
16,000	Cytec Industries, Inc.	622,560
40,500	Hercules, Inc.	801,495

		2,008,855

	Commercial Services & Supplies — 3.1%
41,500	Allied Waste Industries, Inc.(b)	461,065

	Electrical Equipment — 8.4%
9,500	Acuity Brands, Inc.	396,720
23,800	Brady Corp.	839,664

		1,236,384

	Electronic Equipment & Instruments — 10.7%
10,500	Checkpoint Systems, Inc.(b)	197,610
125,000	Flextronics International, Ltd.(b)	885,000
74,000	Vishay Intertechnology, Inc.(b)	489,880

		1,572,490

	Health Care Equipment & Supplies — 1.4%
7,000	Kinetic Concepts, Inc.(b)	200,130

	Household Durables — 3.4%
23,000	Leggett & Platt, Inc.	501,170

	Industrial Conglomerates — 5.3%
26,000	Carlisle Cos., Inc.	779,220

	IT Services — 7.2%
17,000	Cognizant Technology Solutions Corp., Class A(b)	388,110
90,000	Tier Technologies, Inc., Class B(b)	668,700

		1,056,810

	Life Sciences Tools & Services — 4.5%
12,000	Thermo Fisher Scientific, Inc.(b)	660,000

	Machinery — 18.6%
27,500	Albany International Corp., Class A	751,575
21,000	Crane Co.	623,910
50,000	Federal Signal Corp.	685,000
25,000	Kennametal, Inc.	678,000

		2,738,485

	Paper & Forest Products — 5.8%
134,000	KapStone Paper and Packaging Corp.(b)	850,900

	Specialty Retail — 8.6%
32,000	Collective Brands, Inc.(b)	585,920
42,000	Foot Locker, Inc.	678,720

		1,264,640

	Textiles, Apparel & Luxury Goods — 4.3%
43,500	Maidenform Brands, Inc.(b)	631,185

	Transportation Infrastructure — 2.8%
50,000	Quixote Corp.	410,000

	Total Common Stocks (Identified Cost $14,209,473)	14,371,334

Principal Amount
Short-Term Investments — 4.6%
$681,355	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2008 at 1.300% to be repurchased at $681,380 on 10/01/2008, collateralized by $635,000 Federal National Mortgage Association, 5.625% due 7/15/2037 valued at $697,001 including accrued interest(c) (Identified Cost $681,355)	681,355

	Total Investments — 102.3%(Identified Cost $14,890,828)(a)	15,052,689
	Other assets less liabilities — (2.3)%	(340,220)

	Net Assets — 100%	$14,712,469

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation or the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

DELAFIELD SELECT FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At September 30, 2008, the net unrealized appreciation on investments based on a cost of $14,890,828 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,571,120
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,409,259)

Net unrealized appreciation	$161,861

(b)	Non-income producing security.
(c)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$15,052,689
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$15,052,689

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

DELAFIELD SELECT FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Net Asset Summary at September 30, 2008 (Unaudited)

Machinery	18.6%
Chemicals	13.6
Electronic Equipment & Instruments	10.7
Specialty Retail	8.6
Electrical Equipment	8.4
IT Services	7.2
Paper & Forest Products	5.8
Industrial Conglomerates	5.3
Life Sciences Tools & Services	4.5
Textiles, Apparel & Luxury Goods	4.3
Household Durables	3.4
Commercial Services & Supplies	3.1
Transportation Infrastructure	2.8
Health Care Equipment & Supplies	1.4
Short-Term Investments	4.6

Total Investments	102.3
Other assets less liabilities	(2.3)

Net Assets	100.0%

ASG GLOBAL ALTERNATIVES FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
Short-Term Investments — 100.0%
$25,000,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2008 at 1.300% to be repurchased at $25,000,903 on 10/01/2008, collateralized by $17,545,000 U.S. Treasury Bond, 8.750% due 8/15/2020 valued at $25,506,044 including accrued interest(b) (Identified Cost $25,000,000)	$25,000,000

	Total Investments — 100.0% (Identified Cost $25,000,000)(a)	25,000,000
	Other assets less liabilities—0.0%	904

	Net Assets — 100%	$25,000,904

(†)	Futures contracts are priced at their most recent settlement price. Forward foreign currency contracts are “marked-to-market” daily utilizing interpolated prices determined from information provided by an independent pricing service. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculate its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	The aggregate cost for federal income tax purposes was $25,000,000.
(b)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

1

ASG GLOBAL ALTERNATIVES FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$25,000,000
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$25,000,000

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

See accompanying notes to financial statements.

2

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 19, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 19, 2008